Investments Accounted for Using the Equity Method (Principal Activities of Material Associates) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investments accounted for using the equity method		¥ 5,208,758	¥ 4,527,133
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member]
Disclosure of associates [line items]
Name of entity		Shanghai Secco Petrochemical Company Limited ("Shanghai Secco")	Shanghai Secco
Place of business/country of incorporation		PRC	PRC
Percentage of ownership interest		20.00%	20.00%
Principal activities		Manufacturing and distribution of chemical products	Manufacturing and distribution of chemical products
Measurement method		Equity	Equity
Investments accounted for using the equity method		¥ 2,724,360	¥ 2,555,044
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member]
Disclosure of associates [line items]
Name of entity		Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry")	Chemical Industry
Place of business/country of incorporation		PRC	PRC
Percentage of ownership interest		38.26%	38.26%
Principal activities		Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Measurement method		Equity	Equity
Investments accounted for using the equity method		¥ 1,797,210	¥ 1,586,776
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member]
Disclosure of associates [line items]
Name of entity		Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen")	Jinsen
Place of business/country of incorporation		PRC	PRC
Percentage of ownership interest		40.00%	40.00%
Principal activities		Production of resins products	Production of resins products
Measurement method		Equity	Equity
Investments accounted for using the equity method		¥ 54,537	¥ 61,335
Shanghai Azbil Automation Company Limited ("Azbil") [member]
Disclosure of associates [line items]
Name of entity		Shanghai Azbil Automation Company Limited ("Azbil")	Azbil
Place of business/country of incorporation		PRC	PRC
Percentage of ownership interest		40.00%	40.00%
Principal activities		Service and maintenance of building automation systems and products	Service and maintenance of building automation systems and products
Measurement method		Equity	Equity
Investments accounted for using the equity method		¥ 52,977	¥ 49,598
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member]
Disclosure of associates [line items]
Name of entity	[1]	Shanghai Shidian Energy Company Limited ("Shidian Energy")
Place of business/country of incorporation	[1]	PRC
Percentage of ownership interest	[1]	40.00%
Principal activities	[1]	Electric power supply
Measurement method	[1]	Equity
Investments accounted for using the equity method		¥ 299,358
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | Toufa [member]
Disclosure of associates [line items]
Percentage of ownership interest		40.00%
Investments accounted for using the equity method		¥ 320,000
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | Toufa [member] | Property, plant and equipment [member]
Disclosure of associates [line items]
Investments accounted for using the equity method		¥ 71,816

[1]	In 2019, Toufa invested RMB 320,000 thousands to acquire 40% share of Shidian Energy, of which RMB 71,816 thousands was contributed by property, plant and equipment at fair market price.